Earnings per share (Details 1) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Profit attributable to the Parent	R$ 13,365,506	R$ 9,449,313	R$ 14,287,093
Diluted Earnings Per Shares Brazilian Reais [Member]
IfrsStatementLineItems [Line Items]
Common shares	R$ 1,708.02	R$ 1,208.83	R$ 1,831.43
Preferred shares	1,878.82	1,329.71	2,014.57
Net Profit Attributable Diluted Brazilian Reais [Member]
IfrsStatementLineItems [Line Items]
Common shares	6,488,760	4,587,598	6,936,588
Preferred shares	6,876,746	4,861,715	7,350,505
Weighted Average Shares Outstanding In Thousands Diluted [Member]
IfrsStatementLineItems [Line Items]
Common shares	3,799,003	3,795,082	3,787,533
Preferred shares	R$ 3,660,144	R$ 3,656,223	R$ 3,648,674